UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Oak Harvest Long/Short Hedged Equity Fund

Institutional Shares (OHFGX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Oak Harvest Long/Short Hedged Equity Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.  You can find additional information about the Fund at https://oakharvestfunds.com/documents/. You can also request this information by contacting us at (833) 549-4121.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$212	1.97%

How did the Fund perform during the reporting period?

US equity market performance in the past twelve months was characterized by periods of investor enthusiasm and despair. Swings were driven by perceived outcomes of Presidential politics followed by actual fiscal policy initiatives, particularly revolving around trade and tariffs. Expectations have returned to a more favorable outlook as it is now clearer that underlying economic growth remains sound, employment growth is positive, and inflation is reasonably low.

The Fund, with its imbedded hedging strategy, is well suited to handle volatility in equity markets. As a result, the Fund delivered good performance versus it’s hedged equity peers with a 14.75% return, placing it in the top 8% of managers with similar strategies according to fund rating agency Morningstar. The Fund performed reasonably well versus its benchmark, the S&P 500® Index, lagging by a little over 1% with a much lower Beta (0.655) and low correlation (0.692). This type of return is generally in line with our expectations for the strategy.

Good stock selection, particularly in the Technology and Communications, positively impacted performance. Healthcare was the worst performance sector. Hedging costs were a slight drag on performance but were mostly offset through a productive covered-call writing program.

Fund performance benefited from long positions in AI software company Palantir Technologies, Inc., music streaming service Spotify Technology, SA, and Chinese e-commerce giant Alibaba Group Holding Ltd.-ADR. The Fund had one material loss in a short position in Hims & Hers Health, Inc.

The investment team continues to believe that the Fund’s unique long/short strategy is tailor made for a sustained period of higher volatility in markets. This combined with movement back toward active equity management including single stock selection, sector and style concentration, and hedging downside market risk should position OHFGX investors for capital preservation combined with higher risk adjusted equity returns in the coming years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
S&P 500® Index
$15,000
$10,000
$5,000
$0
$13,942
$12,553
Dec-2023
Aug-2024
Aug-2025

	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	S&P 500® Index
Dec-2023	$10,000	$10,000
Aug-2024	$10,940	$12,032
Aug-2025	$12,553	$13,942

Average Annual Total Returns

	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	14.75%	14.27%
S&P 500® Index	15.88%	21.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$81,099,370
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$1,041,438
  Portfolio Turnover201%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Technology 32.6%
Financials 14.0%
Health Care 13.1%
Industrials 12.4%
Consumer Discretionary 12.0%
Communications 9.8%
Materials 2.3%
Purchased Options 1.5%
Energy 1.4%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Energy	1.4%
Purchased Options	1.5%
Materials	2.3%
Communications	9.8%
Consumer Discretionary	12.0%
Industrials	12.4%
Health Care	13.1%
Financials	14.0%
Technology	32.6%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Oak Harvest Long/Short Hedged Equity Fund- Institutional Shares

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakharvestfunds.com/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-OHFGX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2025	$13,030
	FY 2024	$12,650

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2025	$0
	FY 2024	$0

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2025	$4,140
	FY 2024	$4,015

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2025	$0
	FY 2024	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$4,140	$0
FY 2024	$4,015	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Schedule of Investments.

The Registrant's schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Annual Financial Statements and Additional Information August 31, 2025

Fund Adviser:
Oak Harvest Investment Services, LLC 920 Memorial City Way, Suite 150 Houston, TX 77024

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
August 31, 2025

COMMON STOCKS - LONG — 97.58%	Shares	Fair Value
Communications — 9.77%
Angi, Inc.(a)	75,000	$1,329,000
Electronic Arts, Inc.	8,500	1,461,575
Meta Platforms, Inc., Class A	3,250	2,400,775
Netflix, Inc.(a)	1,000	1,208,250
Spotify Technology SA(a) (b)	500	340,940
Walt Disney Co. (The)	10,000	1,183,800
		7,924,340
Consumer Discretionary — 12.02%
Alibaba Group Holding Ltd. - ADR(b)	10,000	1,350,000
Amazon.com, Inc.(a) (b)	10,000	2,290,000
Brinker International, Inc.(a)	6,000	935,880
Expedia Group, Inc.	4,000	859,200
Home Depot, Inc. (The)	3,000	1,220,310
Urban Outfitters, Inc.(a)	10,000	670,800
Wingstop, Inc.	3,500	1,148,420
Wynn Resorts Ltd.	10,050	1,273,838
		9,748,448
Energy — 1.36%
TechnipFMC PLC(b)	30,000	1,102,800

Financials — 13.96%
BlackRock, Inc.(b)	1,750	1,972,495
Charles Schwab Corp. (The)	20,000	1,916,800
JPMorgan Chase & Co.	6,500	1,959,230
Morgan Stanley	16,000	2,407,680
Northern Trust Corp.	12,000	1,575,360
Robinhood Markets, Inc., Class A(a)	3,500	364,105
Toast, Inc., Class A(a)	25,000	1,127,500
		11,323,170
Health Care — 13.08%
Boston Scientific Corp.(a)	15,000	1,582,500
Edwards LifeSciences Corp.(a)	20,000	1,626,800
Eli Lilly & Co.	2,500	1,831,450
Intuitive Surgical, Inc.(a) (b)	2,000	946,590
Labcorp Holdings, Inc.	5,000	1,389,950
Qiagen NV(a)	35,000	1,627,500
Teva Pharmaceutical Industries Ltd. - ADR(a)	20,000	367,600
Thermo Fisher Scientific, Inc.	2,500	1,231,800
		10,604,190
Industrials — 12.46%
Boeing Co. (The)(a)	10,000	2,346,800
Cognex Corp.	40,000	1,757,600
Comfort Systems USA, Inc.	2,000	1,406,760
Eaton Corp. PLC	4,500	1,571,130
LegalZoom.com, Inc.(a)	100,000	1,108,000
Vertiv Holdings Co., Class A	15,000	1,913,250
		10,103,540

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2025

COMMON STOCKS - LONG — 97.58% - continued	Shares	Fair Value
Materials — 2.35%
Agnico Eagle Mines Ltd.	2,500	$360,425
Cameco Corp.	20,000	1,547,800
		1,908,225
Technology — 32.58%
Analog Devices, Inc.(b)	2,500	628,275
Apple, Inc.(b)	7,000	1,624,980
Broadcom, Inc.	4,000	1,189,560
Celestica, Inc.(a)	5,000	973,750
Ciena Corp.(a)	10,000	939,700
Coherent Corp.(a)	15,000	1,357,050
DocuSign, Inc.(a)	7,500	574,950
D-Wave Quantum, Inc.(a)	25,000	390,500
F5, Inc.(a)	5,000	1,565,700
Fabrinet(a)	3,000	993,870
Freshworks, Inc., Class A(a)	75,000	1,010,250
IonQ, Inc.(a)	10,000	427,400
Micron Technology, Inc.	3,500	416,535
Microsoft Corp., Class A	3,000	1,520,070
Monolithic Power Systems, Inc.	2,000	1,671,520
Nvidia Corp.(b)	15,000	2,612,700
Palantir Technologies, Inc., Class A(a)	5,000	783,550
Palo Alto Networks, Inc.(a)	10,000	1,905,200
Quantum Computing, Inc.(a)	12,000	189,360
Rigetti Computing, Inc.(a)	25,000	405,750
RingCentral, Inc., Class A(a)	25,000	762,750
Salesforce, Inc.	3,000	768,750
Snowflake, Inc., Class A(a)	10,000	2,386,600
Twilio, Inc., Class A(a)	12,500	1,320,125
		26,418,895

Total Common Stocks - Long (Cost $65,048,951)		79,133,608

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 1.55%
PURCHASED PUT OPTIONS — 1.07%
Invesco QQQ Trust Series 1	250	$14,260,000	$558.00	9/22/2025	$126,250
Invesco QQQ Trust Series 1	500	28,520,000	563.00	9/22/2025	312,500
SPDR® S&P 500® ETF Trust	750	48,378,750	640.00	9/22/2025	426,750

Total Purchased Put Options (Cost $990,536)					865,500

PURCHASED CALL OPTIONS — 0.48%
Alphabet, Inc.	250	$5,322,750	$215.00	9/22/2025	$152,500
Apple, Inc.	250	5,803,500	235.00	9/22/2025	101,250
GameStop Corp.	1,000	2,241,000	26.00	9/22/2025	58,000
Microsoft Corp.	150	7,600,350	515.00	9/22/2025	83,250

Total Purchased Call Options (Cost $453,867)					395,000

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2025

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
	PURCHASED OPTIONS — 1.55% - continued
	PURCHASED CALL OPTIONS — 0.48% - continued
	Total Purchased Options (Cost $1,444,403)				$1,260,500

	Total Investments — 99.13% (Cost $66,493,354)				80,394,108
	Other Assets in Excess of Liabilities — 0.87%				705,262
	NET ASSETS — 100.00%				$81,099,370

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on August 31, 2025 was $6,869,721.

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
August 31, 2025

COMMON STOCKS - SHORT — (2.39)%	Shares	Fair Value
Consumer Discretionary - (1.81)%
Airbnb, Inc., Class A(a)	(2,500)	$(326,325)
Live Nation Entertainment, Inc.(a)	(3,000)	(499,470)
SharkNinja, Inc.(a)	(5,500)	(643,280)
		(1,469,075)
Financials - (0.57)%
OneMain Holdings, Inc.	(7,500)	(463,950)

Total Common Stocks - Short (Proceeds Received $1,799,999)		(1,933,025)
Total Securities Sold Short — (2.38)% (Proceeds Received $1,799,999)		$(1,933,025)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at fair value (cost $66,493,354)	$80,394,108
Cash and cash equivalents	1,870,682
Cash held at broker for securities sold short	1,518,515
Receivable for fund shares sold	326,819
Receivable for investments sold	153,357
Dividends receivable	16,064
Prepaid expenses	18,961
Total Assets	84,298,506
Liabilities
Investments in securities sold short, at fair value (proceeds received $1,799,999)	1,933,025
Payable for investments purchased	1,137,661
Payable to Adviser	105,774
Payable to Administrator	7,139
Payable to trustees	1,344
Other accrued expenses	14,193
Total Liabilities	3,199,136
Net Assets	$81,099,370
Net Assets consist of:
Paid-in capital	$67,764,406
Accumulated earnings	13,334,964
Net Assets	$81,099,370
Shares outstanding (unlimited number of shares authorized, no par value)	6,461,387
Net asset value, offering and redemption price per share	$12.55

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Operations
For the Year Ended August 31, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $7,575)	$626,230
Interest income	223,957
Total investment income	850,187
Expenses
Investment Adviser	1,360,025
Administration	75,650
Registration	59,717
Compliance services	26,638
Transfer agent	25,584
Audit and tax preparation	21,493
Legal	21,247
Custodian	19,042
Trustee expenses	18,597
Dividend expense on securities sold short	14,935
Report printing	12,304
Miscellaneous	39,996
Total expenses	1,695,228
Fees waived by Adviser	(318,587)
Net operating expenses	1,376,641
Net investment loss	(526,454)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,943,227
Securities sold short	(2,506,978)
Written options	523,703
Purchased options	136,392
Change in unrealized appreciation (depreciation) on:
Investment securities	9,423,627
Securities sold short	2,066
Written options	17,930
Purchased options	(27,457)
Net realized and change in unrealized gain on investments	10,512,510
Net increase in net assets resulting from operations	$9,986,056

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statements of Changes in Net Assets

	For the Year	For the Period
	Ended August	Ended August
	31, 2025	31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(526,454)	$10,870
Net realized gain (loss) on investment transactions	1,096,344	(1,054,564)
Change in unrealized appreciation on investments	9,416,166	4,351,562
Net increase in net assets resulting from operations	9,986,056	3,307,868

Distributions to Shareholders from Earnings (Note 2)	(16,144)	—

Capital Transactions
Proceeds from shares sold	21,425,337	59,659,621
Reinvestment of distributions	16,144	—
Amount paid for shares redeemed	(12,252,292)	(1,027,220)
Net increase in net assets resulting from capital transactions	9,189,189	58,632,401
Total Increase in Net Assets	19,159,101	61,940,269

Net Assets
Beginning of year	61,940,269	—
End of year	$81,099,370	$61,940,269

Share Transactions
Shares sold	1,849,855	5,760,046
Shares issued in reinvestment of distributions	1,430	—
Shares redeemed	(1,054,231)	(95,713)
Net increase in shares outstanding	797,054	5,664,333

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Financial Highlights

(For a share outstanding during the period)

			For the
	For the		Period
	Year Ended		Ended
	August 31,		August 31,
	2025		2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.94		$10.00

Investment operations:
Net investment loss	(0.08)		—
Net realized and unrealized gain on investments	1.69		0.94
Total from investment operations	1.61		0.94

Less distributions to shareholders from:
Net investment income	—	(b)	—
Net realized gains	—		—
Total distributions	—	(b)	—

Net asset value, end of period	$12.55		$10.94

Total Return(c)	14.75%		9.40	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$81,099		$61,940
Ratio of net expenses to average net assets	1.97	% (e)	2.00	% (f)(g)(h)
Ratio of expenses to average net assets before waiver and reimbursement	2.43%		2.78	% (g)(h)
Ratio of net investment income (loss) to average net assets	(0.75)%		0.04	% (g)(h)
Portfolio turnover rate	201%		105	% (d)

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal year ended August 31, 2025.

(f)	Annualized.

(g)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal period ended August 31, 2024.

(h)	The Fund commenced operations on December 18, 2023, but did not start pursuing its investment objective until January 11, 2024. Expenses incurred by the Fund and corresponding ratios reflect the period from January 11, 2024 to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund Notes to the Financial Statements
August 31, 2025

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $1,518,515 as of August 31, 2025.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended August 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(57,010)	$57,010

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of August 31, 2025, and the effect of derivative instruments on the Statements of Operations for the fiscal year ended August 31, 2025.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$1,260,500

For the fiscal year ended August 31, 2025:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$136,392	$(27,457)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	523,703	17,930

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended August 31, 2025:

Average Ending Monthly
Derivatives(a)	Fair Value
Purchased Options	$928,236
Written Options	(575,804)

(a)	Average based on the 9 months during the year that had activity.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$79,133,608	$—	$—	$79,133,608
Call Options Purchased	—	395,000	—	395,000
Put Options Purchased	—	865,500	—	865,500
Total	$79,133,608	$1,260,500	$—	$80,394,108

Liabilities
Common Stocks (a)	$(1,933,025)	$—	$—	$(1,933,025)
Total	$(1,933,025)	$—	$—	$(1,933,025)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2025, the Adviser earned fees of $1,360,025 from the Fund. At August 31, 2025, the Fund owed the Adviser $105,774.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.95% of the Fund’s average daily net assets through August 31, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of August 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
August 31, 2027	$200,530
August 31, 2028	318,587

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator or NLCS. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the fiscal year ended August 31, 2025, the Fund purchased $148,620,020 and sold $137,008,029 of securities, excluding securities sold short and short-term investments.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$13,778,424
Gross unrealized depreciation	(781,352)
Net unrealized appreciation on investments	$12,997,072
Tax cost of investments and securities sold short	$65,464,011

The tax character of distributions paid for the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:(a)
Ordinary income	$15,932	$—
Long-term capital gains	212	—
Total distributions paid	$16,144	$—

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
August 31, 2025

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$803,662
Accumulated capital and other losses	(465,769)
Unrealized appreciation on investments	12,997,072
Total accumulated earnings	$13,334,964

For the year ended August 31, 2025, the Fund utilized short-term capital loss carryforwards of $769,141.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $465,769.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Oak Harvest Long/Short Hedged Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oak Harvest Long/ Short Hedged Equity Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year ended August 31, 2025 and the statements of changes in net assets and financial highlights for the year ended August 31, 2025 and the period from December 18, 2023 (commencement of operations) to August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2024, the results of its operations for the year ended August 31, 2025, and the changes in its net assets, and its financial highlights for the year ended August 31, 2025 and the period from December 18, 2023 (commencement of operations) to August 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio

October 24, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the year ended August 31, 2025, the Fund designated $212 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Principal Executive Officer

Date	10/30/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	10/30/2025